Property, plant and equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ (951)	€ 56
Disposals, property, plant and equipment	117	€ 129
Lease contract, Villejuif
Disclosure of detailed information about property, plant and equipment [line items]
Lease contract, extended period		4 years
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	545	€ 1,590
Disposals, property, plant and equipment	269	212
Bottom of Range | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Addition to annual rent expense	135
Top of Range | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Addition to annual rent expense	89
Fixtures, fittings and installations | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	0	5
Disposals, property, plant and equipment	€ 0	0
Fixtures, fittings and installations | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Fixtures, fittings and installations | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Right of use – Buildings | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 226	1,362
Disposals, property, plant and equipment	€ 158	139
Right of use – Buildings | Gross book value of tangible assets | Lease contract, Villejuif
Disclosure of detailed information about property, plant and equipment [line items]
Addition to annual rent expense		25
Additions to right-of-use assets		1,390
Right of use – Buildings | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Right of use – Buildings | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Technical equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 0	73
Disposals, property, plant and equipment	€ 7	0
Technical equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	3 years
Technical equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Office and IT equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 73	53
Disposals, property, plant and equipment	€ 76	35
Office and IT equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Office and IT equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Transport equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 0	0
Disposals, property, plant and equipment	€ 0	0
Transport equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Transport equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Right of use – Transport equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 0	0
Disposals, property, plant and equipment	€ 28	€ 38
Right of use – Transport equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Right of use – Transport equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Tangible Assets In Progress | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 246
Investment in equipment not yet put in use	€ 228